SHAREHOLDERS' EQUITY - Fair Value of Options Assumed (Details) - 12 months ended Dec. 31, 2016	USD ($) years	CAD ($) years
St Andrew Goldfields Ltd.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share (in CAD)		$ 6.86
Risk-free interest rate	0.72%	0.72%
Weighted average per share grant date fair value (in USD)	$ 1.86
Expected volatility	60.00%	60.00%
Expected life (in years) | years	3.98	3.98
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Newmarket Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share (in CAD)		$ 3.52
Risk-free interest rate	0.55%	0.55%
Weighted average per share grant date fair value (in USD)	$ 4.06
Expected volatility	40.00%	40.00%
Expected life (in years) | years	0.50	0.50
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%